[Letterhead of Sutherland Asbill & Brennan LLP
                             1275 Pennsylvania Avenue, N.W.
                           Washington, DC 20004-2415]

                                   May 7, 1999
VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

    Re:      Glenbrook Life and Annuity Company
             Glenbrook Life Scudder Variable Account (A)
             Post-Effective Amendment No. 2 to Form N-4
             (File No. 333-6033; 811-08911)


Commissioners:

     On behalf of Glenbrook Life and Annuity Company (the "Company"), and Glenbrook Life Scudder Variable Account (A) (the "Account"), we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Statement of Additional Information ("SAI") for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 28, 1999.

     If you have any questions or comments on this filing, please contact the undersigned at (202) 383-0158 or Mary Jane Wilson-Bilik at (202) 383-0660.

                                      Sincerely,

                                      /s/ Stephen E. Roth
                                          ---------------
                                          Stephen E. Roth


cc:      Craig R. Edwards, Esq.
         Mary Jane Wilson-Bilik, Esq.